As filed with the Securities and Exchange Commission on May 3, 2006


                                               Securities Act File No. 2-57354
                                     Investment Company Act File No. 811-02688

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|


                         Pre-Effective Amendment No.                       | |
                       Post Effective Amendment No. 33                     |X|
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                     |X|
                               Amendment No. 31                            |X|
                       (check appropriate box or boxes)


                       --------------------------------

                    Merrill Lynch Municipal Bond Fund, Inc.
                            (High Yield Portfolio)
              (Exact Name of Registrant as Specified in Charter)


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             800 Scudders Mill Road, Plainsboro, New Jersey 08536
              (Address of Principal Executive Office) (Zip Code)


       Registrant's Telephone Number, including Area Code (609) 282-2800

                       --------------------------------

                              Robert C. Doll, Jr.
                    Merrill Lynch Municipal Bond Fund, Inc.
                800 Scudders Mill Road, Plainsboro, New Jersey
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                       --------------------------------

                                  Copies to:

       Counsel for the Company:                    Andrew J. Donohue, Esq.
       John A. MacKinnon, Esq.                   FUND ASSET MANAGEMENT, L.P.
          SIDLEY AUSTIN LLP                             P.O. Box 9011
          787 Seventh Avenue                  Princeton, New Jersey 08543-9011
    New York, New York 10019-6018

                       --------------------------------

It is proposed that this filing will become effective (check appropriate box)


               |_| immediately upon filing pursuant to paragraph (b) |_| on (date) pursuant to paragraph (b)
               |X| 60 days after filing pursuant to paragraph (a)(1) |_| on (date) pursuant to paragraph (a)(1)
               |_| 75 days after filing pursuant to paragraph (a)(2) |_| on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:


               |X| This post-effective amendment designates a new effective
                   date for a previously filed post-effective amendment.


                       --------------------------------


         Title of Securities Being Registered: Shares of Common Stock,
                          par value $.10 per share.


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


      This Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-57354) (the "Registration Statement") consists of the following:

      (1) Facing Sheet of this Registration Statement.

      (2) Part C of this Registration Statement (including signature page).

      Parts A and B of the Registration Statement are unchanged from the Registration Statement filed on March 15, 2006.

      This Post-Effective Amendment No. 33 to the Registration Statement is being filed solely to change the effective date of the Registration Statement.

                           PART C. OTHER INFORMATION


Item 23.    Financial Statements and Exhibits.

Exhibit
Number    Description
------    -----------

  1(a)--Articles of Incorporation, dated September 30, 1976.(a)
   (b)--Articles of Amendment, dated October 4, 1976.(a)
   (c)--Articles of Amendment changing the name of the Registrant, dated April 22, 1977.(a)
   (d)--Articles of Amendment increasing the number of shares of authorized capital stock, dated September 21, 1979.(a)
   (e)--Articles of Amendment increasing the number of shares of authorized capital stock, dated June 11, 1984.(a)
   (f)--Articles of Amendment increasing the number of shares of authorized capital stock, dated January 28, 1987.(a)
   (g)--Articles of Amendment increasing the number of shares of authorized capital stock, dated March 2, 1987.(a)
   (h)--Articles of Amendment reclassifying shares of common stock, dated September 30, 1988.(a)
   (i)--Articles Supplementary to the Articles of Incorporation increasing the number of shares of authorized capital stock, dated May 21, 1990.(a)
   (j)--Articles Supplementary to the Articles of Incorporation reclassifying shares of common stock, dated June 21, 1991.(a)
   (k)--Articles Supplementary to the Articles of Incorporation increasing the number of shares of authorized capital stock, dated October 18, 1994.(a)
   (l)--Articles of Amendment, dated October 21, 1994.(a)
   (m)--Articles of Amendment to Articles Supplementary renaming issued and outstanding shares of capital stock, dated October 4, 2001.(b)
   (n)--Articles of Amendment designating Class A Common Stock into Class I Common Stock and Class D Common Stock into Class A Common Stock, dated March 21, 2003.(c)

   (o)--Articles Supplementary to Articles of Incorporation increasing the authorized capital stock and reclassifying shares of authorized common stock, dated March 10, 2006.(u)

  2   --Amended and Restated By-Laws, dated April 14, 2003.(a)
  3   --Inapplicable.
  4(a)--Form of Investment Advisory Agreement between Registrant and Fund
        Asset Management, L.P. ("FAM").(a)
   (b)--Supplement to Investment Advisory Agreement between Registrant and FAM, dated January 3, 1994.(a)
   (c)--Form of Investment Advisory Agreement between Registrant, on behalf of High Yield Portfolio, and FAM.*
  5   --Form of Unified Distribution Agreement between Registrant and FAM
        Distributors, Inc. (the "Distributor").(d)
  6   --Inapplicable.
  7   --Form of Custodian Agreement between Registrant and The Bank of New
        York, dated October 26, 2001.(e)
  8(a)--Form of Unified Transfer Agency, Dividend Disbursing Agency and
        Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(f)
(b)(1)--Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(g)
(b)(2)--Form of Second Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(h)
(b)(3)--Form of Third Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(i)
(b)(4)--Form of Fourth Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(j)
(b)(5)--Form of Fifth Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(k)
(b)(6)--Form of Sixth Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties. (l)

Exhibit
Number    Description
------    -----------

   (c)--Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(m)
  9(a)--Opinion and Consent of Rogers & Wells LLP.(n)
   (b)--Opinion of Sidley Austin LLP.*
 10   --Consent of ____________, independent registered public accounting firm for the Registrant.*
 11   --Inapplicable.
 12(a)--Letter from Fund Asset Management, Inc. with respect to the purchase of 10,257 shares of Registrant's Common Stock.(o)
   (b)--Letter from Fund Asset Management, L.P. with respect to the purchase of shares of Registrant's Class C and Class D Common Stock of the Insured Portfolio.(p)
   (c)--Letter from Fund Asset Management, L.P. with respect to the purchase of shares of Registrant's Class C and Class D Common Stock of the National Portfolio.(p)
   (d)--Letter from Fund Asset Management, L.P. with respect to the purchase of shares of Registrant's Class C and Class D Common Stock of the Short-Term Portfolio.(p)
 13(a)--Form of Amended and Restated Class A Distribution Plan of
        Registrant.(q)
   (b)--Form of Amended and Restated Class B Distribution Plan.(r)
   (c)--Form of Amended and Restated Class C Distribution Plan.(r)
 14   --Merrill Lynch Select Pricing System Plan pursuant to Rule 18f-3.(q)
 15   --Code of Ethics.(s)
 16   --Power of Attorney.(t)
------------------------------------
* To be filed by subsequent amendment.
(a) Filed on October 4, 2004 as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-57354) (the "Registration Statement").
(b) Filed on October 14, 2003 as Exhibit 1(e) to Post-Effective Amendment No. 29 to the Registration Statement.
(c) Filed on October 14, 2003 as Exhibit 1(f) to Post-Effective Amendment No. 29 to the Registration Statement.
(d) Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on December 15, 2000.
(e) Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of The Asset Program, Inc. (File No. 33-53887), filed on March 21, 2002.
(f) Incorporated by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on January 14, 2005.
(g) Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 14, 2000.
(h) Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.
(i) Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 13, 2002.
(j) Incorporated by reference to Exhibit 8(c)(4) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Merrill Lynch Global Growth Fund, Inc. (File No. 333-32899), filed on December 4, 2003.
(k) Incorporated by reference to Exhibit 8(c)(5) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on January 14, 2005.
(l) Incorporated by reference to Exhibit 8(b)(6) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Merrill Lynch U.S. Government Fund (File No. 2-92366), filed on December 21, 2005.
(m) Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No.
    1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 20, 2001.
(n) Filed on October 29, 1999 as Exhibit 9 to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.
(o) Filed on August 10, 1979 as Exhibit 13 to Post-Effective Amendment No. 3 to the Registrant's Registration Statement.
(p) Filed on October 31, 1995 as Exhibit 13 to Post-Effective Amendment No. 20 to the Registrant's Registration Statement.
(q) Incorporated by reference to Exhibit 13(a) and 14 to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Merrill Lynch Pacific Fund, Inc. (File No. 2-56978), filed on April 17, 2003.
(r) Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Emerging Markets Debt Fund, Inc. (File No. 33-64398), filed on June 21, 2000.
(s) Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Inflation Protected Fund (File No. 333-110936), filed on January 22, 2004.
(t) Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Merrill Lynch Municipal Intermediate Term Fund (File No. 33-8058), filed on February 24, 2006.

(u) Previously filed on March 15, 2006 as Exhibit 1(o) to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.


Item 24. Persons Controlled by or under Common Control with the Registrant.

The Fund does not control and is not under common control with any person.

Item 25.    Indemnification.

      Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

      Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt of the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

      In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

      Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 26.    Business and Other Connections of Investment Adviser.

      Fund Asset Management, L.P. (the "Investment Adviser" or "FAM") acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

      Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies and also acts as sub-adviser to certain other portfolios.

      The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Investment Adviser, MLIM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. ("FAMD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

   Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for at least the last two fiscal years for his, her or its own account or in the capacity of director, officer, partner or trustee. Additionally, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies for which the Investment Adviser, MLIM or their affiliates act as investment adviser, and Mr. Doll is President and/or a Board Member of all or substantially all of such companies.

                         Position with
                          Investment            Other Substantial Business,
Name                        Adviser         Profession, Vocation or Employment
------------------      ---------------    -----------------------------------
ML & Co.                Limited Partner    Financial Services Holding Company;
                                           Limited Partner of MLIM.

Princeton Services      General Partner    General Partner of MLIM.

Robert C. Doll, Jr.     President          President of MLIM; Co-Head (Americas
                                           Region) of MLIM from 2000 to 2001,
                                           and Senior Vice President thereof
                                           from 1999 to 2001; Director of
                                           Princeton Services.

Donald C. Burke         First Vice         First Vice President and Treasurer
                        President          of MLIM; Senior Vice President,
                        and Treasurer      Director and Treasurer of Princeton
                                           Services; Vice President of FAMD.

Andrew J. Donohue       Senior Vice        Senior Vice President and General
                        President          Counsel of MLIM; Senior Vice
                        and General        President, General Counsel and
                        Counsel            Director of Princeton Services;
                                           Director and General Counsel of FAMD.

Alice A. Pellegrino     Secretary          Secretary of MLIM, Princeton
                                           Services and FAMD.


Item 27.    Principal Underwriters.

      (a) FAMD acts as the principal underwriter for each of the following open-end registered investment companies, including the Registrant: FDP Series, Inc., Financial Institutions Series Trust, Managed Account Series, Mercury Basic Value Fund, Inc., Mercury Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Equity Dividend Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Equity Opportunities Fund, Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Principal Protected Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, FAM Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Value Opportunities Fund, Inc., Merrill Lynch U.S. Government Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., FAM Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

      (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081.

                                                             Position(s) and
                                   Position(s) and              Office(s)
Name                             Office(s) with FAMD       with the Registrant
--------------------------     ----------------------     ---------------------
Frank Porcelli                 President and Director     None
Andrew J. Donohue              Director                   None
Michael G. Clark               Director                   None
Thomas J. Verage               Director                   None
Donald C. Burke                Vice President             Vice President and
                                                          Treasurer
Stephen W. Mandella            Treasurer                  None
Daniel Dart                    Director                   None
Alice A. Pellegrino            Secretary                  Secretary


      (c) Not applicable.

Item 28.    Location Of Accounts And Records.

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act, and the rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29.    Management Services.

      Other than as set forth under the caption "Management of the Portfolio" in the Prospectus constituting Part A of the Registration Statement and under
Part I "Management and Advisory Arrangements" and Part II "Management and Other Service Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related services contract.

Item 30.    Undertakings.

      Not applicable.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and State of New Jersey, on the 3rd day of May, 2006.



                                       MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                                                   (REGISTRANT)



                                       By:   /s/    DONALD C. BURKE
                                          ------------------------------------
                                                   (Donald C. Burke
                                            Vice President and Treasurer)

      Pursuant to the requirements of the Securities Act, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signature                         Title                   Date
--------------------------------  ----------------------------- ----------------
                                       President (Principal
                                         Executive Officer)
       ROBERT C. DOLL, JR.*                 and Director
--------------------------------
       Robert C. Doll, Jr.

                                   Vice President and Treasurer
                                             (Principal
                                      Financial and Accounting
        DONALD C. BURKE*                      Officer)
--------------------------------
         Donald C. Burke

        RONALD W. FORBES*                    Director
--------------------------------
        Ronald W. Forbes

     CYNTHIA A. MONTGOMERY*                  Director
--------------------------------
      Cynthia A. Montgomery

        JEAN MARGO REID*                     Director
--------------------------------
         Jean Margo Reid

       ROSCOE S. SUDDARTH*                   Director
--------------------------------
       Roscoe S. Suddarth

        RICHARD R. WEST*                     Director
--------------------------------
         Richard R. West

       EDWARD D. ZINBARG*                    Director
--------------------------------
        Edward D. Zinbarg


      *By: Donald C. Burke                                         May 3, 2006
--------------------------------
Donald C. Burke, Attorney-in-Fact


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